As filed with the Securities and Exchange Commission on November 3, 2014

Securities Act File No. 002-80751

Investment Company Act File No. 811-03618

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 74	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 76	☒

Metropolitan Series Fund

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (617) 578-4036

MICHAEL LAWLOR, ESQ.

MetLife Advisers, LLC

One Financial Center, Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K St., N.W. Washington, D.C. 20006

Approximate Date of Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part B (Statement of Additional Information) of Post-Effective Amendment No. 72 to the Registrant’s registration statement as filed with the Securities and Exchange Commission on April 24, 2014 as Accession #0001193125-14-156881 is incorporated by reference herein.

This Post-Effective Amendment No. 74 is filed for the sole purpose of registering Class G shares of the MetLife Stock Index Portfolio and the T. Rowe Price Small Cap Growth Portfolio.

METROPOLITAN

SERIES    FUND

MetLife Stock Index Portfolio

Class A, Class B, Class D, Class E and Class G Shares

PROSPECTUS

April 28, 2014, as amended

November 3, 2014

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

MetLife Stock Index Portfolio

PORTFOLIO SUMMARY:

Investment Objective

To track the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”).

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class D		Class E		Class G
Management Fee	0.25%		0.25%		0.25%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.10%		0.15%		0.30%
Other Expenses	0.02%		0.02%		0.02%		0.02%		0.02%	**

Total Annual Portfolio Operating Expenses	0.27%		0.52%		0.37%		0.42%		0.57%
Fee Waiver *	(0.01%	)	(0.01%	)	(0.01%	)	(0.01%	)	(0.01%	)

Net Operating Expenses	0.26%		0.51%		0.36%		0.41%		0.56%

*	MetLife Advisers, LLC has contractually agreed, for the period April 28, 2014 through April 30, 2015, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.25% for the first $500 million of the Portfolio’s average daily net assets, 0.245% for the next $500 million, 0.24% for the next $1 billion and 0.235% for amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2015, only with the approval of the Board of Trustees of the Portfolio.
**	Estimated.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$27	$86	$151	$343
Class B	$52	$166	$290	$653
Class D	$37	$118	$207	$468
Class E	$42	$134	$235	$530
Class G	$57	$182	$318	$714

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. MetLife Investment Management, LLC (“MIM” or “Subadviser”), subadviser to the Portfolio, manages the Portfolio by purchasing the common stocks of all the companies included in the S&P 500 Index. The S&P 500 Index includes stocks issued by 500 leading companies in leading industries of the U.S. economy. The vast majority of companies included in the S&P 500 Index have a large market capitalization. Although the Portfolio seeks to track the performance of the S&P 500 Index, its performance usually will not exactly match that of the index because, among other things, the Portfolio incurs operating expenses. The S&P 500 Index is an unmanaged group of common stocks, and therefore does not incur these expenses. As of December 31, 2013, the market capitalizations of companies in the S&P 500 Index ranged from $3.4 billion to $504.9 billion.

MIM, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in a particular stock index.

MIM may rebalance the Portfolio due to, among other things, cash flows into and out of the Portfolio or changes in the S&P 500 Index.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could

3

lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Passive Management Risk.    In attempting to track the returns of an index, the Portfolio may be more susceptible to risks because it generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective April 30, 2007, Metropolitan Life Insurance Company (“Metropolitan Life”) was replaced as subadviser to the Portfolio by its affiliate MIM, which was organized to succeed to certain parts of the investment advisory business of Metropolitan Life. Investment performance prior to that date is attributable to the Portfolio’s former investment subadviser. Class G shares of the Portfolio are first being offered November 2014. Therefore, performance information for Class G shares is not included.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	15.85%
Lowest Quarter	4th – 2008	-21.95%

Average Annual Total Return as of December 31, 2013

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	32.02%	17.67%	7.15%	—	—
Class B	31.70%	17.37%	6.88%	—	—
Class D	31.91%	N/A	N/A	20.03%	4-28-09
Class E	31.83%	17.48%	6.98%	—	—
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)	32.39%	17.94%	7.41%	—	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser.

Subadviser.    MetLife Investment Management, LLC is the subadviser to the Portfolio.

Portfolio Managers.    Stacey Lituchy, CFA, Director, Norman Hu, Associate Director, and Mirsad Usejnoski, Associate Director, are the managers of the Portfolio. Ms. Lituchy has been the senior manager of the Portfolio since 2004. Mr. Hu has been a manager of the Portfolio since 2003. Mr. Usejnoski has been a manager of the Portfolio since 2004.

MetLife Stock Index Portfolio

4

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

MetLife Stock Index Portfolio

5

UNDERSTANDING THE FUND

The Metropolitan Series Fund (the “Fund”) is an open-end management investment company that offers a selection of 30 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B, Class D, Class E and Class G shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to other mutual funds. The Portfolio in this Prospectus is separate from those mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

MetLife Stock Index Portfolio

6

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

MetLife Stock Index Portfolio

7

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Passive Management Risk

A Portfolio that attempts to track the returns of an index may be more susceptible to risks than an actively managed portfolio because a passively managed portfolio generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, fair value pricing, portfolio operating expenses, transaction costs, securities lending activities, NAV rounding, contributions to and withdrawals from the Portfolio and delays in investing cash.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

MetLife Stock Index Portfolio

8

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral

MetLife Stock Index Portfolio

9

received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Index Description

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Fund’s Board of Trustees is responsible for overseeing the business affairs of the Fund. The Trustees meet periodically to review the affairs of the Fund, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Fund is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $148.2 billion as of December 31, 2013.

MetLife Stock Index Portfolio

10

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.25% of the Portfolio’s average daily net assets. For the year ended December 31, 2013, the Portfolio paid MetLife Advisers an investment advisory fee of 0.24% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Fund’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2013 to December 31, 2013.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Fund and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2013, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.01% of the Portfolio’s average daily net assets.

MetLife Investment Management, LLC is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. MIM also manages investment assets for certain affiliated companies and other entities. As of December 31, 2013, MIM managed approximately $11.3 billion in assets for the Fund. MIM is located at 200 Park Avenue, New York, New York 10166.

MetLife Stock Index Portfolio

11

Stacey Lituchy, CFA is the senior manager of the Portfolio. Norman Hu and Mirsad Usejnoski are the managers of the Portfolio. Ms. Lituchy and Messrs. Hu and Usejnoski joined MIM in 2007 after MIM was organized to succeed to certain parts of the investment advisory business of Metropolitan Life, the Portfolio’s former subadviser. Ms. Lituchy is a Director of MIM, and Messrs. Hu and Usejnoski are each Associate Directors of MIM.

Ms. Lituchy has overseen the management of the Portfolio since 2004. Ms. Lituchy is also a Director in the Investments Department of Metropolitan Life. She joined Metropolitan Life in 2002.

Mr. Hu has been a manager and trader for the Portfolio since 2003. He also assists in all other aspects of portfolio management, including portfolio analysis and daily operations. Mr. Hu is also an Associate Director in the Investments Department of Metropolitan Life. He joined Metropolitan Life in 2003.

Mr. Usejnoski has been a manager and trader for the Portfolio since 2004. He also assists in all other aspects of portfolio management, including performance attribution, portfolio analysis and daily operations. Mr. Usejnoski is also an Associate Director in the Investments Department of Metropolitan Life. He joined Metropolitan Life in 2003.

Distribution and Services Plan

The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Fund.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Fund’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Fund, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution

MetLife Stock Index Portfolio

12

and services plan by the Trustees of the Fund without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Fund will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

MetLife Stock Index Portfolio

13

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company Separate Accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor

MetLife Stock Index Portfolio

14

control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Fund are not sold directly to the public. Shares of the Fund are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Fund could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Fund.

Disruptive Trading

The Fund’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Fund’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Fund is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

MetLife Stock Index Portfolio

15

The Fund’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Fund identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Fund, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Fund has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Fund’s portfolios and limit transactions that violate the Fund’s policies on Disruptive Trading.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Fund or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Fund or the Portfolio. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such activities.

MetLife Stock Index Portfolio

16

Risks Associated With Disruptive Trading Generally

While the Fund will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Fund is open for business.

MetLife Stock Index Portfolio

17

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers or the relevant subadviser pursuant to authorization of the Fund’s Board of Trustees. Equity securities are generally valued at their last sale price on the principal trading market. If no closing price is available, then equity securities are valued at the last reported bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair market value.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the last reported bid price and ask price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Fund’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees has delegated the determination in good faith of the fair value of securities, for which current market quotations are not readily available or reliable, to a Valuation Committee of MetLife Advisers.

MetLife Stock Index Portfolio

18

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

MetLife Stock Index Portfolio

	Class A
	Year ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$33.42	$29.60	$29.71	$26.31	$22.01

Income (Loss) From Investment Operations
Net investment income (a)	0.71	0.67	0.55	0.49	0.48
Net realized and unrealized gain on investments	9.72	3.95	0.02	3.38	4.92

Total from investment operations	10.43	4.62	0.57	3.87	5.40

Less Distributions
Distributions from net investment income	(0.70)	(0.57)	(0.50)	(0.47)	(0.63)
Distributions from net realized capital gains	(0.57)	(0.23)	(0.18)	0.00	(0.47)

Total distributions	(1.27)	(0.80)	(0.68)	(0.47)	(1.10)

Net Asset Value, End of Period	$42.58	$33.42	$29.60	$29.71	$26.31

Total Return (%) (b)	32.02	15.76	1.84	14.82	26.24

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.27	0.28	0.27	0.27	0.28
Net ratio of expenses to average net assets (%) (c)	0.26	0.27	0.26	0.27	0.27
Ratio of net investment income to average net assets (%)	1.87	2.08	1.85	1.82	2.13
Portfolio turnover rate (%)	12	12	11	12	23
Net assets, end of period (in millions)	$4,059.9	$3,303.3	$2,925.8	$3,158.4	$2,976.5

	Class B
	Year ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$32.43	$28.76	$28.89	$25.61	$21.43

Income (Loss) From Investment Operations
Net investment income (a)	0.60	0.57	0.47	0.41	0.41
Net realized and unrealized gain on investments	9.43	3.83	0.02	3.29	4.80

Total from investment operations	10.03	4.40	0.49	3.70	5.21

Less Distributions
Distributions from net investment income	(0.62)	(0.50)	(0.44)	(0.42)	(0.56)
Distributions from net realized capital gains	(0.57)	(0.23)	(0.18)	0.00	(0.47)

Total distributions	(1.19)	(0.73)	(0.62)	(0.42)	(1.03)

Net Asset Value, End of Period	$41.27	$32.43	$28.76	$28.89	$25.61

Total Return (%) (b)	31.70	15.43	1.64	14.49	25.92

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52	0.53	0.52	0.52	0.53
Net ratio of expenses to average net assets (%) (c)	0.51	0.52	0.51	0.52	0.52
Ratio of net investment income to average net assets (%)	1.62	1.83	1.61	1.57	1.85
Portfolio turnover rate (%)	12	12	11	12	23
Net assets, end of period (in millions)	$1,928.0	$1,615.0	$1,454.7	$1,402.7	$1,130.9

Please see following page for Financial Highlights footnote legend.

MetLife Stock Index Portfolio

19

MetLife Stock Index Portfolio

	Class D
	Year ended December 31,
	2013	2012	2011	2010	2009(d)
Net Asset Value, Beginning of Period	$33.32	$29.52	$29.63	$26.25	$19.88

Income (Loss) From Investment Operations
Net investment income (a)	0.66	0.63	0.52	0.46	0.31
Net realized and unrealized gain on investments	9.71	3.94	0.02	3.37	6.06

Total from investment operations	10.37	4.57	0.54	3.83	6.37

Less Distributions
Distributions from net investment income	(0.66)	(0.54)	(0.47)	(0.45)	0.00
Distributions from net realized capital gains	(0.57)	(0.23)	(0.18)	0.00	0.00

Total distributions	(1.23)	(0.77)	(0.65)	(0.45)	0.00

Net Asset Value, End of Period	$42.46	$33.32	$29.52	$29.63	$26.25

Total Return (%) (b)	31.91	15.62	1.76	14.68	32.04	(e)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.37	0.38	0.37	0.37	0.38	(f)
Net ratio of expenses to average net assets (%) (c)	0.36	0.37	0.36	0.37	0.37	(f)
Ratio of net investment income to average net assets (%)	1.77	1.97	1.75	1.71	1.93	(f)
Portfolio turnover rate (%)	12	12	11	12	23
Net assets, end of period (in millions)	$237.5	$297.3	$308.6	$360.5	$443.0

	Class E
	Year ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$33.22	$29.44	$29.55	$26.19	$21.90

Income (Loss) From Investment Operations
Net investment income (a)	0.65	0.62	0.50	0.44	0.44
Net realized and unrealized gain on investments	9.67	3.92	0.03	3.36	4.91

Total from investment operations	10.32	4.54	0.53	3.80	5.35

Less Distributions
Distributions from net investment income	(0.65)	(0.53)	(0.46)	(0.44)	(0.59)
Distributions from net realized capital gains	(0.57)	(0.23)	(0.18)	0.00	(0.47)

Total distributions	(1.22)	(0.76)	(0.64)	(0.44)	(1.06)

Net Asset Value, End of Period	$42.32	$33.22	$29.44	$29.55	$26.19

Total Return (%) (b)	31.83	15.54	1.71	14.60	26.06

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.42	0.43	0.42	0.42	0.43
Net ratio of expenses to average net assets (%) (c)	0.41	0.42	0.41	0.42	0.42
Ratio of net investment income to average net assets (%)	1.72	1.92	1.69	1.67	1.98
Portfolio turnover rate (%)	12	12	11	12	23
Net assets, end of period (in millions)	$164.9	$147.9	$147.0	$180.9	$186.2

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Net ratio of expenses to average net assets includes the effect of management fee waivers as detailed in Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2013.

(d)	Commencement of operations was April 28, 2009.

(e)	Periods less than one year are not computed on an annualized basis.

(f)	Computed on an annualized basis.

MetLife Stock Index Portfolio

20

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Fund for the fiscal year ended December 31, 2013, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Metropolitan Series Fund

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

METROPOLITAN

SERIES    FUND

T. Rowe Price Small Cap Growth Portfolio

Class A, Class B, Class E and Class G Shares

PROSPECTUS

April 28, 2014, as amended

November 3, 2014

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

T. Rowe Price Small Cap Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital growth.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E	Class G
Management Fee	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%	0.30%
Other Expenses	0.04%	0.04%	0.04%	0.04%	*

Total Annual Portfolio Operating Expenses	0.52%	0.77%	0.67%	0.82%

*	Estimated.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$53	$167	$291	$654
Class B	$79	$247	$429	$957
Class E	$69	$215	$374	$837
Class G	$84	$263	$457	$1,017

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Subadviser”), subadviser to the Portfolio, invests under normal market conditions at least 80% of the Portfolio’s net assets in a diversified group of small capitalization companies. T. Rowe Price defines small capitalization companies as those with a market capitalization, at the time of purchase by the Portfolio, within the range of the market capitalization of companies in the MSCI U.S. Small Cap Growth Index. As of December 31, 2013, this included companies with market capitalizations between approximately $99.23 million and $19.1 billion. The market capitalization limits will vary with market fluctuations. The Portfolio may on occasion purchase a stock whose market capitalization exceeds the range, and it will not automatically sell a stock just because the company’s market capitalization has grown beyond the upper end of the range. The Portfolio will seek to invest in a diversified portfolio of securities and the top 25 holdings of the Portfolio will not, under normal circumstances, constitute more than 50% of the Portfolio’s total assets. This diversification should minimize the effects of individual security selection on Portfolio performance. While most assets will be invested in U.S. common stocks, other securities may also be purchased for the Portfolio, including foreign stocks, in keeping with its objective. The Portfolio’s investments in foreign securities will be limited to 20% of total assets. The Portfolio may also invest in investment companies and exchange traded funds.

Stock Selection

T. Rowe Price uses a number of quantitative models designed by it to identify key characteristics of small-cap growth stocks. Based on these models and fundamental company research, stocks are selected in a “bottom up” manner so that the Portfolio as a whole reflects characteristics T. Rowe Price considers important, such as projected earnings and sales growth, valuation, capital usage, and earnings quality. T. Rowe Price also considers portfolio risk characteristics in the process of portfolio construction. In building the investment models and adjusting them as needed, T. Rowe Price draws on its extensive experience in all aspects of small-cap growth investing—quantitative and fundamental research, portfolio strategy, and trading.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or exchange-traded fund, or ETF, involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Class G shares of the Portfolio are first being offered as of November 2014. Therefore, performance information for Class G shares is not included.

T. Rowe Price Small Cap Growth Portfolio

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	19.75%
Lowest Quarter	4th – 2008	-25.70%

Average Annual Total Return as of December 31, 2013

	1 Year	5 Years	10 Years
Class A	44.55%	26.22%	11.15%
Class B	44.17%	25.91%	10.89%
Class E	44.32%	26.03%	10.99%
MSCI U.S. Small Cap Growth Index (reflects no deduction for mutual fund fees or expenses)	44.50%	25.43%	11.17%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”) is the Portfolio’s investment adviser.

Subadviser.    T. Rowe Price Associates, Inc. is the subadviser to the Portfolio.

Portfolio Manager.    The Portfolio is managed by a committee chaired since 2006 by Sudhir Nanda, Vice President of T. Rowe Price Group, Inc. Mr. Nanda is primarily responsible for the day-to-day management of the Portfolio.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

T. Rowe Price Small Cap Growth Portfolio

UNDERSTANDING THE FUND

The Metropolitan Series Fund (the “Fund”) is an open-end management investment company that offers a selection of 30 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B, Class E and Class G shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

T. Rowe Price Small Cap Growth Portfolio

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

T. Rowe Price Small Cap Growth Portfolio

of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

T. Rowe Price Small Cap Growth Portfolio

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

T. Rowe Price Small Cap Growth Portfolio

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Investment Company and Exchange Traded Fund Risk

Investments in open-end and closed-end investment companies and exchange traded funds, or ETFs, involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a

T. Rowe Price Small Cap Growth Portfolio

substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

T. Rowe Price Small Cap Growth Portfolio

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. Government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The MSCI U.S. Small Cap Growth Index represents the growth companies of the MSCI U.S. Small Cap 1750 Index. (The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market).

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Fund’s Board of Trustees is responsible for overseeing the business affairs of the Fund. The Trustees meet periodically to review the affairs of the Fund, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Fund is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as

T. Rowe Price Small Cap Growth Portfolio

necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $148.2 billion as of December 31, 2013.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.55% for the first $100 million of the Portfolio’s average daily net assets, 0.50% for the next $300 million, and 0.45% for amounts over $400 million. For the year ended December 31, 2013, the Portfolio paid MetLife Advisers an investment advisory fee of 0.45% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Fund’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period January 1, 2013 to December 31, 2013.

Voluntary Fee Waiver

Effective February 17, 2005, MetLife Advisers has voluntarily agreed to waive its investment advisory fee by the amount waived by the Portfolio’s subadviser pursuant to a voluntary subadvisory fee waiver. If the current voluntary advisory fee waiver were reflected in the “Annual Portfolio Operating Expenses” table in the “Fees and Expenses of the Portfolio” section of the prospectus, the Portfolio’s Total Annual Portfolio Operating Expenses would have been 0.49% for Class A shares, 0.74% for Class B shares, 0.64% for Class E shares and 0.79% for Class G shares. This voluntary advisory fee waiver is dependent on the satisfaction of certain conditions and may be terminated by MetLife Advisers at any time. The SAI provides more information about this fee waiver.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Fund and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of

T. Rowe Price Small Cap Growth Portfolio

shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2013, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.25% of the Portfolio’s average daily net assets.

A Maryland corporation, T. Rowe Price Associates, Inc. dates back to 1937. In addition to managing the Portfolio, it provides investment management services to over eleven million retail and institutional accounts. As of December 31, 2013, T. Rowe Price and its affiliates had assets under management of approximately $692.4 billion. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202.

The Portfolio is managed by an Investment Advisory Committee. Sudhir Nanda, Committee Chairman, and Vice President of T. Rowe Price Group, Inc., has had day-to-day responsibility for management of the Portfolio since he became Chairman in October 2006 and works with the Committee in developing and executing the Portfolio’s investment program. Mr. Nanda joined T. Rowe Price in 2000 and has been managing investments since 1998.

Distribution and Services Plan

The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution and services plan, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Fund.

Under the distribution and services plan, the Class B, Class D, Class E, Class F and Class G shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class D, Class E, Class F and Class G shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution and services plan may also be used to reimburse the Fund’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. The fee under the distribution and services plan for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Under the distribution and services plan, the Fund, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, Class D, Class E, Class F and Class G shares of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class D, Class E, Class F and Class G shares as payment for services rendered in connection with the distribution of the shares of the Portfolio.

T. Rowe Price Small Cap Growth Portfolio

Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.10% for the Class D shares, 0.15% for the Class E shares, 0.20% for the Class F shares and 0.30% for the Class G shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution and services plan by the Trustees of the Fund without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Fund will send to you, at least semiannually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also

T. Rowe Price Small Cap Growth Portfolio

declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company Separate Accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment

T. Rowe Price Small Cap Growth Portfolio

company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of insurance company separate accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Fund are not sold directly to the public. Shares of the Fund are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Fund could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class D, Class E, Class F and Class G shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Fund.

T. Rowe Price Small Cap Growth Portfolio

Disruptive Trading

The Fund’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Fund’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Fund is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Fund’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Fund reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Fund requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Fund identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Fund, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Fund has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Fund’s portfolios and limit transactions that violate the Fund’s policies on Disruptive Trading.

If the Fund finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Fund or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Fund or the Portfolio. The Fund reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Fund’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among

T. Rowe Price Small Cap Growth Portfolio

sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Fund’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Fund will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Fund has procedures, referred to as fair value pricing, that allow the Fund to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

T. Rowe Price Small Cap Growth Portfolio

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Fund is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers or the relevant subadviser pursuant to authorization of the Fund’s Board of Trustees. Equity securities are generally valued at their last sale price on the principal trading market. If no closing price is available, then equity securities are valued at the last reported bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair market value.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the mean between the last reported bid price and ask price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Fund’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees has delegated the determination in good faith of the fair value of securities, for which current market quotations are not readily available or reliable, to a Valuation Committee of MetLife Advisers.

T. Rowe Price Small Cap Growth Portfolio

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

T. Rowe Price Small Cap Growth Portfolio

	Class A
	Year ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$17.53	$16.68	$16.39	$12.15	$9.05

Income (Loss) From Investment Operations
Net investment income (loss) (a)	0.04	0.10	(0.02)	0.00 (b)	0.01
Net realized and unrealized gain on investments	7.37	2.52	0.31	4.24	3.41

Total from investment operations	7.41	2.62	0.29	4.24	3.42

Less Distributions
Distributions from net investment income	(0.07)	0.00	0.00	0.00	(0.04)
Distributions from net realized capital gains	(1.10)	(1.77)	0.00	0.00	(0.28)

Total distributions	(1.17)	(1.77)	0.00	0.00	(0.32)

Net Asset Value, End of Period	$23.77	$17.53	$16.68	$16.39	$12.15

Total Return (%) (c)	44.55	16.18	1.77	34.90	38.97

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52	0.55	0.55	0.57	0.62
Net ratio of expenses to average net assets (%) (d)	0.49	0.52	0.53	0.55	0.60
Ratio of net investment income (loss) to average net assets (%)	0.21	0.56	(0.09)	0.02	0.14
Portfolio turnover rate (%)	29	26	29	33	28
Net assets, end of period (in millions)	$714.2	$387.0	$263.8	$281.0	$218.7

	Class B
	Year ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$16.84	$16.12	$15.89	$11.80	$8.79

Income (Loss) From Investment Operations
Net investment income (loss) (a)	(0.01)	0.04	(0.06)	(0.03)	(0.01)
Net realized and unrealized gain on investments	7.07	2.45	0.29	4.12	3.31

Total from investment operations	7.06	2.49	0.23	4.09	3.30

Less Distributions
Distributions from net investment income	(0.03)	0.00	0.00	0.00	(0.01)
Distributions from net realized capital gains	(1.10)	(1.77)	0.00	0.00	(0.28)

Total distributions	(1.13)	(1.77)	0.00	0.00	(0.29)

Net Asset Value, End of Period	$22.77	$16.84	$16.12	$15.89	$11.80

Total Return (%) (c)	44.17	15.91	1.45	34.66	38.63

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77	0.80	0.80	0.82	0.87
Net ratio of expenses to average net assets (%) (d)	0.74	0.77	0.78	0.80	0.85
Ratio of net investment income (loss) to average net assets (%)	(0.05)	0.25	(0.34)	(0.22)	(0.11)
Portfolio turnover rate (%)	29	26	29	33	28
Net assets, end of period (in millions)	$373.6	$276.5	$268.4	$266.0	$189.6

Please see following page for Financial Highlights footnote legend.

T. Rowe Price Small Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

	Class E
	Year ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$17.06	$16.29	$16.04	$11.91	$8.87

Income (Loss) From Investment Operations
Net investment income (loss) (a)	0.01	0.06	(0.04)	(0.02)	(0.00	)(b)
Net realized and unrealized gain on investments	7.16	2.48	0.29	4.15	3.34

Total from investment operations	7.17	2.54	0.25	4.13	3.34

Less Distributions
Distributions from net investment income	(0.04)	0.00	0.00	0.00	(0.02)
Distributions from net realized capital gains	(1.10)	(1.77)	0.00	0.00	(0.28)

Total distributions	(1.14)	(1.77)	0.00	0.00	(0.30)

Net Asset Value, End of Period	$23.09	$17.06	$16.29	$16.04	$11.91

Total Return (%) (c)	44.32	16.06	1.56	34.68	38.78

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67	0.70	0.70	0.72	0.77
Net ratio of expenses to average net assets (%) (d)	0.64	0.67	0.68	0.70	0.75
Ratio of net investment income (loss) to average net assets (%)	0.05	0.34	(0.24)	(0.14)	(0.01)
Portfolio turnover rate (%)	29	26	29	33	28
Net assets, end of period (in millions)	$18.8	$14.2	$14.2	$16.3	$12.8

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income (loss) was less than $0.01.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Net ratio of expenses to average net assets includes the effect of management fee waivers as detailed in Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2013.

T. Rowe Price Small Cap Growth Portfolio

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Fund for the fiscal year ended December 31, 2013, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Metropolitan Series Fund

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-03618

PART C.    OTHER INFORMATION

Item  28.    Exhibits

Exhibit Number	Description

(a)(1).	—Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 68 to this Registration Statement filed on April 25, 2013.

(a)(2).	—Certificate of Trust is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(b).	—Bylaws of Registrant is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c).	—None.

(d)(a)(1).

—Amended and Restated Advisory Agreement relating to Met/Artisan Mid Cap Value Portfolio (formerly, Harris Oakmark Focused Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(2).

—Amended and Restated Advisory Agreement relating to Baillie Gifford International Stock Portfolio (formerly, Artio International Stock Portfolio; prior to that, Julius Baer International Stock Portfolio; and prior to that, FI International Stock Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(3).

—Amended and Restated Advisory Agreement relating to Barclays Aggregate Bond Index Portfolio (formerly, Lehman Brothers Aggregate Bond Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(4).

—Amended and Restated Advisory Agreement relating to Frontier Mid Cap Growth Portfolio (formerly, BlackRock Aggressive Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(4)(i).

—Amendment No. 1 to the Amended and Restated Advisory Agreement relating to Frontier Mid Cap Growth Portfolio (formerly, BlackRock Aggressive Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 68 to this Registration Statement filed on April 25, 2013.

(d)(a)(5).

—Amended and Restated Advisory Agreement relating to BlackRock Bond Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(6).

—Amended and Restated Advisory Agreement relating to WMC Balanced Portfolio (formerly, BlackRock Diversified Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(6)(i)

—Amendment No. 1 to the Amended and Restated Advisory Agreement relating to WMC Balanced Portfolio (formerly, BlackRock Diversified Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 70 to this Registration Statement filed on February 14, 2014.

(d)(a)(7).

—Amended and Restated Advisory Agreement relating to BlackRock Large Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(8).

—Amended and Restated Advisory Agreement relating to BlackRock Capital Appreciation Portfolio (formerly, BlackRock Legacy Large Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(9).

—Amended and Restated Advisory Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(10).

—Amended and Restated Advisory Agreement relating to WMC Core Equity Opportunities Portfolio (formerly, Davis Venture Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(10)(i)

—Amendment No. 1 to the Amended and Restated Advisory Agreement relating to WMC Core Equity Opportunities Portfolio (formerly, Davis Venture Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 70 to this Registration Statement filed on February 14, 2014.

(d)(a)(11).

—Amended and Restated Advisory Agreement relating to Met/Dimensional International Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(13).

—Amended and Restated Advisory Agreement relating to Jennison Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(14).

—Amended and Restated Advisory Agreement relating to Loomis Sayles Small Cap Core Portfolio (formerly, Loomis Sayles Small Cap Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(15).

—Amended and Restated Advisory Agreement relating to Loomis Sayles Small Cap Growth Portfolio (formerly, Franklin Templeton Small Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(16).

—Amended and Restated Advisory Agreement relating to MetLife Conservative Allocation Portfolio (currently known as MetLife Asset Allocation 20 Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(17).

—Amended and Restated Advisory Agreement relating to MetLife Conservative to Moderate Allocation Portfolio (currently known as MetLife Asset Allocation 40 Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(18).

—Amended and Restated Advisory Agreement relating to MetLife Moderate Allocation Portfolio (currently known as MetLife Asset Allocation 60 Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(19).

—Amended and Restated Advisory Agreement relating to MetLife Moderate to Aggressive Allocation Portfolio (currently known as MetLife Asset Allocation 80 Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(20).

—Amended and Restated Advisory Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(21).

—Amended and Restated Advisory Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(22).

—Amended and Restated Advisory Agreement relating to MFS Value Portfolio (formerly, Harris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(23).

—Amended and Restated Advisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(24).

—Amended and Restated Advisory Agreement relating to MSCI EAFE Index Portfolio (formerly, Morgan Stanley EAFE Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(25).

—Amended and Restated Advisory Agreement relating to Neuberger Berman Genesis Portfolio (formerly, BlackRock Strategic Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(26).

—Amended and Restated Advisory Agreement relating to Russell 2000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(27).

—Amended and Restated Advisory Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(28).

—Amended and Restated Advisory Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(29).

—Amended and Restated Advisory Agreement relating to Van Eck Global Natural Resources Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(a)(30).

—Amended and Restated Advisory Agreement relating to Western Asset Management Strategic Bond Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

Exhibit Number	Description

(d)(a)(31).

—Amended and Restated Advisory Agreement relating to Western Asset Management U.S. Government Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(b)(1).	—Subadvisory Agreement relating to Met/Artisan Mid Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 72 to this Registration Statement filed on April 24, 2014.

(d)(b)(2).

—Subadvisory Agreement relating to Baillie Gifford International Stock Portfolio (formerly, Artio International Stock Portfolio; prior to that, Julius Baer International Stock Portfolio; and prior to that, FI International Stock Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(b)(2)(i)

—Amendment No. 1 to the Subadvisory Agreement relating to Baillie Gifford International Stock Portfolio is incorporated herein by reference to Post-Effective Amendment No. 72 to this Registration Statement filed on April 24, 2014.

(d)(b)(3).	—Subadvisory Agreement relating to Frontier Mid Cap Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 68 to this Registration Statement filed on April 25, 2013.

(d)(b)(4).	—Subadvisory Agreement relating to BlackRock Bond Income Portfolio is incorporated herein by reference to Post- Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(d)(b)(5).	—Subadvisory Agreement relating to WMC Balanced Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70 to this Registration Statement filed on February 14, 2014.

(d)(b)(6).	—Subadvisory Agreement relating to BlackRock Large Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(b)(7).

—Subadvisory Agreement relating to BlackRock Capital Appreciation Portfolio (formerly, BlackRock Legacy Large Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(b)(8).	—Subadvisory Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(9).

—Subadvisory Agreement relating to WMC Core Equity Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 70 to this Registration Statement filed on February 14, 2014.

(d)(b)(10).

—Subadvisory Agreement relating to Met/Dimensional International Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(b)(11).	—Subadvisory Agreement relating to Jennison Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(b)(12).

—Subadvisory Agreement relating to Loomis Sayles Small Cap Core Portfolio (formerly, Loomis Sayles Small Cap Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(b)(13).

—Subadvisory Agreement relating to Loomis Sayles Small Cap Growth Portfolio (formerly, Franklin Templeton Small Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(d)(b)(14).

—Subadvisory Agreement relating to MFS Value Portfolio (formerly, Harris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(b)(15).	—Subadvisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

Exhibit Number	Description

(d)(b)(16).

—Subadvisory Agreement relating to Neuberger Berman Genesis Portfolio (formerly, BlackRock Strategic Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(d)(b)(17).

—Subadvisory Agreement relating to Van Eck Global Natural Resources Portfolio is incorporated herein by reference to Post-Effective Amendment No. 51 to this Registration Statement filed on February 5, 2009.

(d)(b)(17)(i).

—Amendment No. 1 to the Subadvisory Agreement relating to Van Eck Global Natural Resources Portfolio is incorporated by reference to Post-Effective Amendment No. 68 to this Registration Statement filed on April 25, 2013.

(d)(b)(18).

—Subadvisory Agreement relating to Western Asset Management Strategic Bond Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(b)(19).

—Subadvisory Agreement relating to Western Asset Management U.S. Government Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(c)(1)

—Sub-Investment Management Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registration Statement filed on February 7, 2012.

(d)(c)(2)

—Sub-Investment Management Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registration Statement filed on April 27, 2007.

(d)(c)(3)

—Sub-Investment Management Agreement relating to Barclays Aggregate Bond Index Portfolio (formerly, Lehman Brothers Aggregate Bond Index Portfolio) is incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement filed on April 29, 2011.

(d)(c)(4)	—Sub-Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement filed on April 29, 2011.

(d)(c)(5)

—Sub-Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement filed on April 29, 2011.

(d)(c)(6)

—Sub-Investment Management Agreement relating to MSCI EAFE Index Portfolio (formerly, Morgan Stanley EAFE Index Portfolio) is incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement filed on April 29, 2011.

(d)(c)(7)	—Sub-Investment Management Agreement relating to Russell 2000 Index Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement filed on April 29, 2011.

(e).	—Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(f)(a).	—Deferred Fee Agreement is incorporated by reference to Post-Effective Amendment No. 68 to this Registration Statement filed on April 25, 2013.

(f)(b).	—List of Participants in Deferred Fee Agreement is incorporated herein by reference to Post-Effective Amendment No. 72 to this Registration Statement filed on April 24, 2014.

(g)(a).

—Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 68 to this Registration Statement filed on April 25, 2013.

(h)(a).	—Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to this Registration Statement filed on April 29, 2004.

(h)(b).

—Agreement relating to the use of the “Metropolitan” name and service marks is incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement filed on April 30, 1996.

(h)(c).	—Licensing Agreement relating to Russell 2000 Index Portfolio is incorporated herein by Reference to Post-Effective Amendment No. 24 to this Registration Statement filed on April 1, 1999.

(h)(d).

—Licensing Agreement relating to MetLife Stock Index Portfolio and MetLife Mid Cap Stock Index Portfolio (fee schedule omitted) is incorporated herein by reference to Post-Effective Amendment No. 26 to this Registration Statement filed on April 6, 2000.

(h)(e)(1).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(e)(2).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(e)(3).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and General American Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

Exhibit Number	Description

(h)(e)(4).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(e)(5).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(e)(6).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(e)(7).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors USA Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(e)(8).

—Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Tower Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(e)(9).	—Amendment to Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)(f).	—Interim Administrative Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(h)(g).	—Expense Agreement dated April 28, 2014 is incorporated herein by reference to Post-Effective Amendment No. 72 to this Registration Statement filed on April 24, 2014.

(h)(h).

—Powers of Attorney for Elizabeth M. Forget, Stephen M. Alderman, Robert J. Boulware, Susan C. Gause, Nancy Hawthorne, Keith M. Schappert, Linda Strumpf and Dawn M. Vroegop is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(h)(h)(1)	—Power of Attorney for Barbara A. Nugent is incorporated herein by reference to Post-Effective Amendment No. 70 to this Registration Statement filed February 14, 2014.

(h)(i).

—Amended and Restated Master Administration Agreement with State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 68 to this Registration Statement filed on April 25, 2013.

(i)(a).	—Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(i)(b).

— Opinion and Consent of Sullivan & Worcester LLP with respect to the legality of the shares being registered is incorporated herein by reference to Post-Effective Amendment No. 64 to this Registration Statement filed on December 21, 2012.

(j).	—Consent of Deloitte & Touche LLP is incorporated herein by reference to Post-Effective Amendment No. 72 to this Registration Statement filed on April 24, 2014.

(k).	—None

(l).	—None

(m).

—Class B, Class D, Class E, Class F and Class G Distribution and Services Plan is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(n).	—Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(o).	—None

(p)(a).	—MetLife Investment Management Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 46 to this Registration Statement filed on February 4, 2008.

(p)(b).	—Davis Selected Advisers, L.P. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(p)(d).	—Artisan Partners Limited Partnership Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(e).	—Jennison Associates LLC Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 72 to this Registration Statement filed on April 24, 2014.

(p)(f).	—Loomis, Sayles & Co., L.P. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(g).	—MFS Investment Management Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 72 to this Registration Statement filed on April 24, 2014.

(p)(h).	—Western Asset Management Company Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 72 to this Registration Statement filed on April 24, 2014.

(p)(i).	—BlackRock Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(p)(j).

—Met Investors Series Trust, Metropolitan Series Fund, MetLife Advisers, LLC and MetLife Investors Distribution Company Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 72 to this Registration Statement filed on April 24, 2014.

Exhibit Number	Description

(p)(k).	—Neuberger Berman Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(l).	—T. Rowe Price Group Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(n).	—Baillie Gifford Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(o).	—Dimensional Fund Advisors LP Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(p)(p).	—Van Eck Associates Corporation Code of Ethics is incorporated by reference to Post-Effective Amendment No. 68 to this Registration Statement filed on April 25, 2013.

(p)(q).	—Frontier Capital Management Company, LLC Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 66 to this Registration Statement filed on February 11, 2013.

(p)(r)	—Wellington Management Company, LLP Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 70 to this Registration Statement filed on February 14, 2014.

Item  29.    Persons Controlled by or Under Common Control with Registrant

As of the effective date of this Post-Effective Amendment, the separate accounts of First MetLife Investors Insurance Company, General American Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, and New England Life Insurance Company (each, an “Insurance Company” and, collectively, the “Insurance Companies”) together owned of record 100% of the Registrant’s outstanding shares. Because the Insurance Companies through their separate accounts own 100% of the outstanding shares of the Registrant, they may be deemed to be in control (as that term is defined in the Investment Company Act of 1940) of the Registrant. Each Insurance Company is a direct or indirect, wholly-owned subsidiary of MetLife, Inc. As a result, MetLife, Inc. may be deemed to be a control person of the Registrant.

MetLife, Inc.

-First MetLife Investors Insurance Company (NY)*

-MetLife Insurance Company of Connecticut (CT)*

=MetLife Investors USA Insurance Company (wholly-owned subsidiary of MetLife Insurance Company of Connecticut)
(DE)**

-MetLife Investors Insurance Company (MO)*

-Metropolitan Life Insurance Company (NY)*

=General American Life Insurance Company (wholly-owned subsidiary of Metropolitan Life Insurance Company) (MO)**

=New England Life Insurance Company (wholly-owned subsidiary of Metropolitan Life Insurance Company) (MA)**

-Metropolitan Tower Life Insurance Company (DE)*

Met Investors Series Trust (DE)***

*	Wholly-owned subsidiary of MetLife, Inc.
**	Indirect, wholly-owned subsidiary of MetLife, Inc.
***	Outstanding shares owned by the Insurance Companies’ separate accounts.

Item  30.    Indemnification

The Registrant’s Amended and Restated Agreement and Declaration of Trust provides that each Trustee and officer of the Registrant is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee or officer (1) did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Registrant; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties; and (3) in a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful. Reference is made to Article VII, Sections 7.4, 7.5, 7.6 and 7.8 of the Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a)(1) to the Registration Statement filed with the SEC on April 25, 2013.

The Fund Participation Agreements (the “Participation Agreements”) provide that the Company, as defined respectively in each Participation Agreement, will indemnify and hold harmless the Registrant and its trustees and officers, and any person who controls the Registrant, against certain losses, claims, damages, liabilities, or litigation to which they may become subject to under any law or otherwise, so long as the losses are related to the sale or acquisition of the Registrant’s shares or certain variable life and variable annuity contracts and arise as a result of (1) making or allegedly making untrue statements of material fact or omitting or allegedly omitting material facts in any registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature, provided that no indemnity shall be given if such statement or omission was made in reliance upon and in conformity with information furnished to the Company for use in such documents; (2) statements or representations (other than those statements or representations contained in the documents listed in item 1) or wrongful conduct with respect to the sale of variable life and variable annuity contracts or shares of the Registrant; (3) making or allegedly making untrue statements of material fact contained in the registration statements, prospectuses or statements of additional information, sales literature or other promotional material required to be stated therein or necessary to make the statements not misleading if such statements were furnished to the Registrant by the Company; (iv) failure by the Company to provide services and furnish material under the terms of the Participation Agreements; or (v) any other material breach of the Participation Agreements by the Company.

The Participation Agreement among the Registrant, MetLife Advisers, LLC (“MLA”), MetLife Investors Distribution Company (“MLIDC”) and Metropolitan Life Insurance Company (“MLIC”) provides that the Registrant, MLA and MLIDC will indemnify and hold harmless MLIC and each of its directors and officers, and any person who controls MLIC, against certain losses, claims, damages, liabilities, or litigation to which they may become subject to under any law or otherwise, so long as the losses are related to the sale or acquisition of the Registrant’s shares or certain variable life and variable annuity contracts and arise as a result of (1) making or allegedly making untrue statements of material fact or omitting or allegedly omitting material facts in any registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature, provided that no indemnity shall be given if such statement or omission was made in reliance upon and in conformity with information furnished to Registrant, MLA or MLIDC for use in such documents; (2) statements or representations (other than those statements or representations contained in the documents listed in item 1 not supplied by MLA, MLIDC, or the Registrant or persons under their control) or wrongful conduct of the MLA, MLIDC or the Registrant, with respect to the sale of variable life and variable annuity contracts or shares of the Registrant; (3) making or allegedly making untrue statements of material fact contained in the registration statements, prospectuses or statements of additional information, sales literature or other promotional material required to be stated therein or necessary to make the statements not misleading if such statements were furnished to MLIC by MLA, MLIDC or the Registrant; (iv) failure by MLA, MLIDC or the Registrant to provide services and furnish material under the terms of the Participation Agreements; or (v) any other material breach of the Participation Agreements by MLA, MLIDC or the Registrant.

None of the indemnified parties in the Participation Agreements discussed above shall be indemnified for any losses if such loss was caused by or arises out of that party’s willful misfeasance, bad faith or gross negligence or by reasons of such Party’s reckless disregard of obligations and duties under the Participation Agreements.

For more specific information regarding the indemnification provisions of the Fund Participation Agreements, please refer to Sections 8.1 and 8.2 of each Fund Participation Agreement, which are incorporated by reference to Exhibits (h)(e)(1) through (h)(e)(8) to Post-Effective Amendment No. 57 to the Form N-1A Registration Statement filed with the SEC on April 30, 2010.

The Distribution Agreement (the “Distribution Agreement”) provides that MLIDC will indemnify and hold harmless the Registrant, its trustees and officers and each person, if any, who controls the Registrant against any losses, liabilities claims, damages or expenses, including costs of litigation, incurred under the federal Securities Act of 1933 or under common law or otherwise that arise out of or are based upon: (1) any untrue or alleged untrue statement of a material fact contained in information furnished by MLIDC to the Registrant for use in the Registrant’s registration statement, Prospectus, or annual or interim reports to shareholders; (2) any omission or alleged omission to state any material fact in connection with such information furnished by MLIDC to the Registrant that is required to be stated in any of such documents or necessary to make such information not misleading; (3) any misrepresentation or omission or alleged misrepresentation or omission in connection with the offer or sale of shares of the Registrant to state a material fact on the part of MLIDC or any agent or employee of MLIDC or any other persons for whose acts MLIDC is responsible, unless such misrepresentation or omission of alleged misrepresentation or omission was made in reliance on written information furnished by the Registrant, or (iv) the willful misconduct or failure to exercise reasonable care and diligence on the part of any such persons with respect to services rendered under the Distribution Agreement. Reference is made to Section 12 of the Distribution Agreement among the Registrant and MLIDC, which is incorporated by reference to Exhibit (e) to the Post-Effective Amendment No. 54 filed with the SEC on May 1, 2009.

The Transfer Agency Agreement (the “Transfer Agreement”) provides that the Registrant will indemnify and hold harmless MLIC from all losses, costs, damages and expenses, including reasonable litigation costs, resulting from any claims, demands, actions or suits in connection with the performance of its duties or functions under the Transfer Agreement or as a result of acting upon any instruction reasonably believed to have been properly executed by a duly authorized officer of the Registrant, or upon any information provided to MLIC by computer tape, telex, CRT data entry or other similar means authorized by the Registrant, provided that there is no indemnity for acts or omissions of MLIC due to its willful misconduct or negligence. Reference is made to Section 14 of the Transfer Agency Agreement, which is incorporated by reference to Exhibit (h)(a) to the Post-Effective Amendment No. 38 filed with the SEC on April 29, 2004.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item  31.    Business and other Connections of Investment Manager.

(a)  MetLife Advisers, LLC, is the adviser of the Registrant. The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of MetLife Advisers, LLC during the past two years is incorporated by reference to Form ADV filed by MetLife Advisers, LLC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-47459).

(b)  Subadvisers of the Metropolitan Series Fund

1.  The list of each director and certain officers of BlackRock Advisors, LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

2.  The list of each director and certain officers of T. Rowe Price Associates, Inc. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by T. Rowe Price Associates, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-856).

3.  The list of each director and certain officers of MetLife Investment Management, LLC indicating any other business, profession, vocation or employment of a substantial nature in which such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by MetLife Investment Management, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-67314).

4.  The list of each director and certain officers of Artisan Partners Limited Partnership indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to form ADV filed by Artisan Partners Limited Partnership pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48435).

5.  The list of each director and certain officers of Neuberger Berman Management LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Neuberger Berman Management LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8259).

6.  The list of each director and certain officers of Jennison Associates LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Jennison Associates LLC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801- 5608).

7.  The list of each director and certain officers of Loomis, Sayles & Company, L.P. indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Loomis Sayles & Company, L.P pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-170).

8.  The list of each director and certain officers of Massachusetts Financial Services Company indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Massachusetts Financial Services Company pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-17352).

9.  The list of each director and certain officers of Western Asset Management Company indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Western Asset Management Company pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-8162).

10.  The list of each director and certain officers of Baillie Gifford Overseas Limited indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Baillie Gifford Overseas Limited pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-21051).

11.  The list of each director and certain officers of Dimensional Fund Advisors LP indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Dimensional Fund Advisors LP pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-1628).

12.  The list of each director and certain officers of Van Eck Associates Corporation indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Van Eck Associates Corporation pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-21340).

13.  The list of each director and certain officers of Frontier Capital Management Company, LLC indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Frontier Capital Management Company, LLC pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15724).

14.  The list of each director and certain officers of Wellington Management Company, LLP indicating any other business, profession, vocation or employment of a substantial nature in which each such person is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Form ADV filed by Wellington Management Company, LLP pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15908).

Item 32.	Principal Underwriters

(a) MetLife Investors Distribution Company, the Registrant’s principal underwriter, also acts as principal underwriter with respect to the investment company Met Investors Series Trust.

(b) Directors and certain officers of MetLife Investors Distribution Company are as follows. The address for each person is 1095 Avenue of the Americas, New York, New York 10036, unless otherwise indicated.

Name and Principal Business Address	Positions and Offices With Principal Underwriter	Positions and Offices With Registrant
Paul A. Sylvester	President, National Sales Manager-Annuities & LTC
Elizabeth M. Forget	Executive Vice President	President, Trustee
Paul A. LaPiana	Executive Vice President, National Sales Manager-Life
Curtis Wohlers	Senior Vice President, National Sales Manager, Independent Planners and Insurance Advisers
Andrew G. Aiello	Senior Vice President, Channel Head-National Accounts
Jeffrey A. Barker	Senior Vice President, Channel Head-Independent Accounts
Isaac Torres	Secretary
Marlene B. Debel	Treasurer
Jay S. Kaduson	Senior Vice President
John G. Martinez	Vice President, Chief Financial Officer
David DeCarlo	Vice President
Paul M. Kos	Vice President
Cathy Sturdivant	Vice President
James Allen	Assistant Vice President
Timothy J. McLinden	Assistant Vice President
Jonnie L. Crawford	Assistant Secretary
James W. Koeger	Assistant Treasurer
Michael K. Farrell	Director
William J. Toppeta	Director
Michelle A. Klotzbach	Assistant Vice President

(c) Inapplicable

Item  33.    Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by the following companies:

Metropolitan Series Fund

One Financial Center

Boston, MA 02111

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

MetLife Group, Inc.

1095 Avenue of the Americas

New York, NY 10036

MetLife Investment Management, LLC

200 Park Avenue

New York, NY 10166

MetLife Investors Distribution Company

1095 Avenue of the Americas

New York, New York 10036

BlackRock Advisors, LLC

55 East 52nd Street

New York, NY 10055

Neuberger Berman Management LLC

605 Third Avenue

New York, NY 10158

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Jennison Associates LLC

466 Lexington Avenue

New York, NY 10017

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, MA 02110

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, TX 76746

Van Eck Associates Corporation

335 Madison Avenue

New York, NY 10017

Artisan Partners Limited Partnership

875 East Wisconsin Avenue

Milwaukee, WI 53202

Baillie Gifford Overseas Limited

Calton Square

1 Greenside Row

Edinburgh, EH1 3AN

SCOTLAND

Frontier Capital Management Company, LLC

99 Summer Street

Boston, Massachusetts 02110

Wellington Management Company, LLP

280 Congress Street

Boston, Massachusetts 02210

Item  34.    Management Services.

None.

Item  35.    Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, METROPOLITAN SERIES FUND, has duly caused this Post-Effective Amendment No. 74 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 3rd day of November, 2014.

METROPOLITAN SERIES FUND
(Registrant)

By:	/s/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 74 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date
/s/ ELIZABETH M. FORGET Elizabeth M. Forget	President (principal executive officer), Trustee	November 3, 2014

/s/ PETER H. DUFFY Peter H. Duffy	Chief Financial Officer and Treasurer	November 3, 2014

/s/ STEPHEN M. ALDERMAN* Stephen M. Alderman	Trustee	November 3, 2014

/s/ ROBERT J. BOULWARE* Robert J. Boulware	Trustee	November 3, 2014

/s/ SUSAN C. GAUSE* Susan C. Gause	Trustee	November 3, 2014

/s/ NANCY HAWTHORNE* Nancy Hawthorne	Trustee	November 3, 2014

/s/ BARBARA A. NUGENT* Barbara A. Nugent	Trustee	November 3, 2014

/s/ KEITH M. SCHAPPERT* Keith M. Schappert	Trustee	November 3, 2014

/s/ LINDA STRUMPF* Linda Strumpf	Trustee	November 3, 2014

/s/ DAWN M. VROEGOP* Dawn M. Vroegop	Trustee	November 3, 2014

*BY: /S/ DAVID C. MAHAFFEY David C. Mahaffey Attorney-in-Fact